Issued capital and reserves	12 Months Ended
Dec. 31, 2025
Disclosure Of Issued Capital And Reserves [Abstract]
Issued capital and reserves
27. Issued capital and reserves
The Company has one class of common stock. After considering the effect of the Share Split and Reorganization Transaction described in Note 25, the number of shares authorized for issuance and outstanding was 184,362,465 and 175,362,465 for the years ended December 31, 2025 and 2024, respectively. There were no shares issued but not fully paid as of December 31, 2025 and December 31, 2024.